CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Consolidated profit/(loss) for the period	€ 16,779	€ 14,208	€ 2,023	[1]
Fair value remeasurement to cash flow hedges	(482)	149	107
of which, reclassified to the income statement	(353)	(98)	(32)
of which, recognized in equity during the period	(129)	247	139
Gains and losses from remeasurement of financial assets	3	6	0
of which, reclassified to the income statement	0	0	0
of which, recognized in equity during the period	3	6	0
Exchange differences on translating foreign operations	2,013	2,005	(377)
Income tax benefit/(expense)	89	(54)	(31)
Share of Other comprehensive income/(loss) for equity method investees	(7)	(47)	(43)
Items relating to discontinued operations, net of tax	0	0	(337)
Amounts to be potentially reclassified to profit or loss	1,616	2,059	(681)
Actuarial gains and losses on defined benefit pension obligations	1,753	2,488	(117)
Share of Other comprehensive income/(loss) for equity method investees	(5)	8	0
Income tax (expense)/benefit	(379)	(729)	31
Items relating to discontinued operations, net of tax	0	0	(42)
Amounts not to be reclassified to profit or loss	1,369	1,767	(128)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	19,764	18,034	1,214
Total consolidated comprehensive income/(loss) for the period, attributable to equity holders of the parent	19,781	18,020	1,591
Total consolidated comprehensive income/(loss) for the period, attributable to non-controlling interests	€ (17)	€ 14	€ (377)

[1]	Refer to Note 3, Scope of consolidation